EXTENSION FUNDING AGREEMENT AND PROMISSORY NOTES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
EXTENSION FUNDING AGREEMENT AND PROMISSORY NOTES

6. EXTENSION FUNDING AGREEMENT AND PROMISSORY NOTES

On November 17, 2018, the Company entered into an Extension Funding Agreement with the Sponsor and BRAC. Pursuant to the Extension Funding Agreement, the Sponsor transferred an aggregate of 1,500,000 Founders Shares to BRAC in exchange for the agreements set forth below and aggregate cash consideration of $1.00.

Pursuant to the Extension Funding Agreement, the Sponsor agreed to extend the period of time the Company has to consummate a Business Combination up to two times for an aggregate of up to six months and BRAC agreed to loan the Company the funds necessary to obtain the extensions (the “Extensions”). On November 20, 2018 and February 21, 2019, the Company issued unsecured promissory notes (the “Initial Notes”) in favor of BRAC, in the original principal amount of $690,000 each (or an aggregate of $1,380,000), to provide the Company the funds necessary to obtain an aggregate of six-months of Extensions. Pursuant to the Extension Funding Agreement, BRAC has also agreed to loan the Company all funds necessary to pay expenses incurred in connection with and in order to consummate a Business Combination (the “Business Combination Expenses”) and such loans will be added to the Initial Notes.

In connection with the stockholders’ approval of the extended date of August 22, 2019, the Company issued another unsecured promissory note (the “Second Note”) in favor of BRAC in order to pay for part of the third extension payment in the original principal amount of $6,814.

On December 31, 2019, the Company issued an unsecured promissory note, as amended (the “Third Note” and, together with the Initial Notes and the Second Note, the “Extension Notes”), in favor of BRAC in the aggregate principal amount of $1,965,095 in order to pay for part of the extension payments. Through March 31, 2021, BRAC loaned the Company an aggregate of $578,281, of which $155,206 was loaned during the three months ended March 31, 2021 for working capital purposes.

If the Company does not consummate a Business Combination, all outstanding loans under the Extension Notes will be forgiven, except to the extent of any funds held outside of the Trust Account after paying all other fees and expenses of the Company incurred prior to the date of such failure to consummate a Business Combination.

As of March 31, 2021 and December 31, 2020, the outstanding balance under the Extension Notes amounted to an aggregate of $1,965,095 and 1,809,889, respectively.

The Sponsor has agreed to be responsible for all liabilities of the Company effective November 17, 2018, except for liabilities associated with the possible redemption of shares by the Company’s shareholders, as described in the Company’s Amended and Restated Certificate of Incorporation. The Sponsor has also agreed to loan the Company the funds necessary to pay the expenses of the Company other than the Business Combination Expenses through the closing of a Business Combination when and as needed in order for the Company to continue in operation (the “Non-Business Combination Related Expenses”). Upon consummation of a Business Combination, up to $200,000 of the Non-Business Combination Related Expenses will be repaid by the Company to the Sponsor provided that the Company has funds available to it sufficient to repay such expenses (the “Cap”) as well as to pay for all stockholder redemptions, all Business Combination Expenses, repayment of the Extension Notes, and any funds necessary for the working capital requirements of the Company following closing of the Business Combination. Any remaining amounts in excess of the Cap will be forgiven. On December 31, 2019, the Company issued an unsecured promissory note to the Sponsor, as amended, in the principal amount of $885,604 to pay for Non-Business Combination Related Expenses. If the Company does not consummate a Business Combination, all outstanding loans made by the Sponsor to cover the Non-Business Combination Related Expenses will be forgiven, except as set forth above.

Through March 31,2021, AZ Property Partners loaned the Company an aggregate of $885,604, of which $23,456 was loaned during the three months ended March 31, 2021 to pay for Non-Business Combination Related Expenses

As of March 31, 2021 and December 31, 2020, the outstanding balance under promissory note with AZ Property Partners amounted to $885,604 and $862,148, respectively.

7. EXTENSION FUNDING AGREEMENT AND PROMISSORY NOTES

On November 17, 2018, the Company entered into an Extension Funding Agreement with the Sponsor and BRAC. Pursuant to the Extension Funding Agreement, the Sponsor transferred an aggregate of 1,500,000 Founders Shares to BRAC in exchange for the agreements set forth below and aggregate cash consideration of $1.00.

Pursuant to the Extension Funding Agreement, the Sponsor agreed to extend the period of time the Company has to consummate a Business Combination up to two times for an aggregate of up to six months and BRAC agreed to loan the Company the funds necessary to obtain the extensions (the “Extensions”). On November 20, 2018 and February 21, 2019, the Company issued unsecured promissory notes (the “Initial Notes”) in favor of BRAC, in the original principal amount of $690,000 each (or an aggregate of $1,380,000), to provide the Company the funds necessary to obtain an aggregate of six-months of Extensions. Pursuant to the Extension Funding Agreement, BRAC has also agreed to loan the Company all funds necessary to pay expenses incurred in connection with and in order to consummate a Business Combination (the “Business Combination Expenses”) and such loans will be added to the Initial Notes.

In connection with the stockholders’ approval of the extended date of August 22, 2019, the Company issued another unsecured promissory note (the “Second Note”) in favor of BRAC in order to pay for part of the third extension payment in the original principal amount of $6,814.

On December 31, 2019, the Company issued an unsecured promissory note, as amended on March 31, 2020, June 30,2020 and September 30, 2020, (the “Third Note” and, together with the Initial Notes and the Second Note, the “Extension Notes”) in favor of BRAC in the aggregate principal amount of $317,547 in order to pay for part of the extension payments. Through December 31, 2020, BRAC loaned the Company an aggregate of $423,075, of which $141,299 was loaned during the year ended December 31, 2020 to pay for part of the extension payments through December 23, 2020 and $32,967 was loaned during the year ended December 31, 2020 to pay for extension related costs and $100,000 was loaned during the year ended December 31, 2020 for working capital purposes.

If the Company does not consummate a Business Combination, all outstanding loans under the Extension Notes will be forgiven, except to the extent of any funds held outside of the Trust Account after paying all other fees and expenses of the Company incurred prior to the date of such failure to consummate a Business Combination.

As of December 31, 2020, the outstanding balance under the Extension Notes amounted to an aggregate of approximately $1,809,889.

The Sponsor has agreed to be responsible for all liabilities of the Company effective November 17, 2018, except for liabilities associated with the possible redemption of shares by the Company’s shareholders, as described in the Company’s Amended and Restated Certificate of Incorporation. The Sponsor has also agreed to loan the Company the funds necessary to pay the expenses of the Company other than the Business Combination Expenses through the closing of a Business Combination when and as needed in order for the Company to continue in operation (the “Non-Business Combination Related Expenses”). Upon consummation of a Business Combination, up to $200,000 of the Non-Business Combination Related Expenses will be repaid by the Company to the Sponsor provided that the Company has funds available to it sufficient to repay such expenses (the “Cap”) as well as to pay for all stockholder redemptions, all Business Combination Expenses, repayment of the Extension Notes, and any funds necessary for the working capital requirements of the Company following closing of the Business Combination. Any remaining amounts in excess of the Cap will be forgiven. On December 31, 2019, the Company issued an unsecured promissory note to the Sponsor, as amended on March 31, 2020, June 30, 2020 and September 30, 2020, in the principal amount of approximately $862,148 to pay for Non-Business Combination Related Expenses incurred through December 31, 2020 and expenses incurred thereafter. If the Company does not consummate a Business Combination, all outstanding loans made by the Sponsor to cover the Non-Business Combination Related Expenses will be forgiven, except as set forth above. The Company repaid $35,000 of such loans during the year ended December 31, 2020.

Through December 31, 2020, AZ Property Partners loaned the Company an aggregate of $862,148, of which $141,299 was loaned during the year ended December 31, 2020 to pay for part of the extension payments through December 23, 2020 and $339,708 was loaned during the year ended December 31, 2020 to pay for Non-Business Combination Related Expenses.

As of December 31, 2020, the outstanding balance under promissory note with AZ Property Partners amounted to $862,148.